Intangible Assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Additions	€ 1,799
Impairment loss recognised in profit or loss, intangible assets other than goodwill	506	€ 2
Intangible assets	9,875	11,370	€ 12,017
Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Intangible assets	265	415
Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions	157	183
Impairment loss recognised in profit or loss, intangible assets other than goodwill	485	0
Intangible assets	5,667	6,886	7,550
Service concession arrangements and licenses | Telefónica Hispam | Colombia
Disclosure of detailed information about intangible assets [line items]
Additions	87
Service concession arrangements and licenses | Telefónica Hispam | Ecuador
Disclosure of detailed information about intangible assets [line items]
Additions	19	18
Service concession arrangements and licenses | Telefónica Hispam | Uruguay
Disclosure of detailed information about intangible assets [line items]
Additions	23	24
Service concession arrangements and licenses | Telefónica Hispam | Argentina
Disclosure of detailed information about intangible assets [line items]
Additions		109
Service concession arrangements and licenses | Telefónica Spain | Spain
Disclosure of detailed information about intangible assets [line items]
Additions	25
Service concession arrangements and licenses | Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
Additions	4
Service concession arrangements and licenses | Telefónica Peru
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	54
Service concession arrangements and licenses | Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	415
Software
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	21	0
Intangible assets	3,104	€ 3,089	€ 2,800
Software | Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 21